Advances to joint ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Advances to joint ventures
Current portion of advances/shareholder loans to joint ventures	$ 0	$ 0
Long-term advances/shareholder loans to joint ventures	4,069	3,831
Advances/shareholder loans to joint ventures	$ 4,069	$ 3,831